1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

   As filed with the Securities and Exchange Commission on December 29, 1995


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [x]

                        Pre-Effective Amendment No.         [ ]
                        Post-Effective Amendment No. 25     [x]

                                     and/or

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940           [x]

                                Amendment No. 26

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

              680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 254-1924
              (Registrant's Telephone Number, including Area Code)

                                   DAVID LEE
    C/O SEI CORPORATION, 680 EAST SWEDESFORD ROAD, WAYNE, PENNSYLVANIA 19087
                    (Name and Address of Agent for Service)

                                   Copies to:
         Kathryn Stanton, Esq.                   Michael J. Radmer, Esq.
         SEI Corporation                         James D. Alt, Esq.
         680 East Swedesford Road                Dorsey & Whitney P.L.L.P.
         Wayne, Pennsylvania 19087               220 South Sixth Street
                                                 Minneapolis, Minnesota  55402

 It is proposed that this filing shall become effective (check appropriate box):

  [x]    immediately upon filing pursuant to paragraph (b) of rule 485
  [ ]    on (date) pursuant to paragraph (b) of rule 485
  [ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ]    on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485
  [ ]    on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on November 14, 1995.

                     FIRST AMERICAN INVESTMENT FUNDS, INC.
                        POST-EFFECTIVE AMENDMENT NO. 25
                          REAL ESTATE SECURITIES FUND
             CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

     NOTE: This post-effective amendment is filed for the sole purpose of complying with the Registrant's undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date Real Estate Securities Fund commences operations.

     PART A of this amendment to the Registration Statement consists of the following documents:

     (1) Retail Class Prospectus dated September 29, 1995 relating to Class A and Class B Shares of Real Estate Securities Fund (incorporated by reference to such Prospectus as filed pursuant to Rule 497).

     (2) Institutional Class Prospectus dated June 30, 1995 relating to Class C Shares of Real Estate Securities Fund (incorporated by reference to such Prospectus as filed pursuant to Rule 497).

     (3) Supplement dated December 29, 1995, to the Prospectuses referred to above, setting forth Financial Highlights (included herein).

     PART B of this amendment to the Registration Statement consists of the following:

     (1) Statement of Additional Information dated June 30, 1995, relating to both of the Prospectuses listed above (incorporated by reference to such Statement of Additional Information as filed pursuant to Rule
          497).

     (2) Supplement dated December 29, 1995, to the Statement of Additional Information, incorporating by reference financial statements of Real Estate Securities Fund for the period ended September 30, 1995 (included herein).

ITEM NUMBER OF FORM N-1A

PART A   CAPTION IN PROSPECTUS OR PROSPECTUS SUPPLEMENT

RETAIL CLASSES PROSPECTUS

         1        Cover Page
         2        Summary; Fees and Expenses
         3        Prospectus Supplement
         4        The Fund; Investment Objective and Policies; Special
                   Investment Methods
         5        Management; Distributor
         5A       Not Applicable
         6        Fund Shares; Investing in the Fund; Federal Income Taxes
         7        Distributor; Investing in the Fund; Determining the Price
                   of Shares
         8        Redeeming Shares
         9        Not Applicable

INSTITUTIONAL CLASS PROSPECTUS

         1        Cover Page
         2        Summary; Fees and Expenses
         3        Prospectus Supplemment
         4        The Fund; Investment Objectives and Policies; Special
                   Investment Methods
         5A       Not Applicable
         5        Management; Distributor
         6        Fund Shares; Purchases and Redemptions of Shares; Federal
                   Income Taxes
         7        Distributor; Purchases and Redemptions of Shares
         8        Purchases and Redemptions of Shares
         9        Not Applicable

         CAPTION IN STATEMENT
PART B   OF ADDITIONAL INFORMATION OR SUPPLEMENT

         10       Cover Page
         11       Table of Contents
         12       General Information
         13       Additional Information Concerning Fund Investments;
                   Investment Restrictions
         14       Directors and Executive Officers
         15       Capital Stock
         16       Investment Advisory and Other Services
         17       Portfolio Transactions and Allocation of Brokerage
         18       Not Applicable
         19       Net Asset Value and Public Offering Price
         20       Taxation
         21       Investment Advisory and Other Services
         22       Fund Performance
         23       Financial Statements; Supplement to Statement of Additional
                   Information




                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                           REAL ESTATE SECURITIES FUND

                      SUPPLEMENT DATED DECEMBER 29, 1995 TO
             INSTITUTIONAL CLASS PROSPECTUS DATED JUNE 30, 1995 AND
                RETAIL CLASS PROSPECTUS DATED SEPTEMBER 29, 1995

     This supplement provides information with respect to the Real Estate Securities Fund not contained in the Prospectuses for such Fund and should be retained and read in conjunction with such Prospectuses.

FINANCIAL HIGHLIGHTS

The following audited financial highlights should be read in conjunction with the Fund's financial statements, the related notes thereto and the independent auditors' report of KPMG Peat Marwick LLP appearing in the Statement of Additional Information. The Financial Highlights for each of the Class A, Class B and Class C shares of the Fund have been provided below. Class A and Class B shares are subject to sales charges and fees that may differ by Class, and that may differ from those applicable to Class C shares.

For the period ended September 30,
For a share outstanding throughout the period


                                REALIZED                                                                                  RATIO
                                  AND                           DISTRI-                                                   OF NET
                         NET   UNREALIZED  DIVIDENDS  DISTRI-   BUTIONS     NET                  NET                    INVESTMENT
           NET ASSET   INVEST-  GAINS OR   FROM NET   BUTIONS    FROM      ASSET                ASSETS      RATIO OF      INCOME
             VALUE      MENT  (LOSSES) ON   INVEST-    FROM     RETURN     VALUE                END OF    EXPENSES TO   (LOSS) TO
           BEGINNING   INCOME    INVEST-     MENT     CAPITAL     OF       END OF     TOTAL     PERIOD      AVERAGE      AVERAGE
           OF PERIOD   (LOSS)    MENTS      INCOME     GAINS    CAPITAL    PERIOD     RETURN+   (000)      NET ASSETS   NET ASSETS
REAL ESTATE SECURITIES FUND

INSTITUTIONAL
CLASS
1995(1)       $10.00    $0.13     $0.39     $(0.11)    $ --     $(0.04)     $10.37    15.19%     $5,756       0.80%      6.01%

RETAIL
CLASS A
1995(2)       $10.37    $  --     $0.01     $   --     $ --     $   --      $10.38     0.00%     $    1       1.05%      0.00%

RETAIL
CLASS B
1995(2)       $10.37    $  --     $  --     $   --     $ --     $   --      $10.37     0.00%     $    1       1.80%      0.00%



(TABLE CONTINUED)

                RATIO OF
                EXPENSES
                   TO          PORT-
                AVERAGE        FOLIO
               NET ASSETS      TURN-
               (EXCLUDING      OVER
                 WAIVERS)      RATE


REAL ESTATE SECURITIES FUND

INSTITUTIONAL
CLASS
1995(1)             2.34%        0%

RETAIL
CLASS A
1995(2)             2.59%        0%

RETAIL
CLASS B
1995(2)             3.34%        0%

+ Returns, excluding sales charges, are for the period indicated and are not annualized.

(1) Commenced operations on June 30, 1995. All ratios for the period have been annualized.

(2) Commenced operations on September 29, 1995. All ratios for the period have been annualized.



                                     PART B

                     FIRST AMERICAN INVESTMENT FUNDS, INC.

                       SUPPLEMENT DATED DECEMBER 29, 1995
                                       TO
            STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 1995

                          REAL ESTATE SECURITIES FUND


     This Supplement to the Statement of Additional Information dated June 30, 1995, relating to Real Estate Securities Fund is provided for the purpose of complying with the Registrant's undertaking to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date Real Estate Securities Fund commences operations.

     The Statement of Additional Information, as supplemented by this Supplement, is not a prospectus. The Statement of Additional Information, as so supplemented, should be read in conjunction with the Retail Class Prospectus dated September 29, 1995 and the Instititutional Class Prospectus dated June 30, 1995, relating to Real Estated Securities Fund. Copies of the Prospectuses may be obtained by writing or calling the Funds' administrator SEI Financial Services Company, 680 East Swedesford Road, Wayne, Pennsylvania 19087, telephone: (800) 637-2548.

                              FINANCIAL STATEMENTS

     The financial statements of Real Estate Securities Fund included the Annual Report to Shareholders of First American Investment Funds, Inc. for the year ended September 30, 1995 are incorporated herein by reference. Such Annual Report to Shareholders accompanies this Statement of Additional Information.


PART C -- OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements for Real Estate Securities Fund are incorporated by reference in the Statement of Additional Information.

     (b)  Exhibits

          (1) (a) Articles of Incorporation, as amended and supplemented through January 1995. (Incorporated by reference to Exhibit
                    (1) to Post-Effective Amendment No. 21.)

          (1) (b) Articles Supplementary filed June 16, 1995. (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 24.)

          (2) Bylaws, as amended through March 6, 1995. (Incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 24.)

          (3)  Not applicable.

          (4) Specimen form of Common Stock Certificate. (Incorporated by reference to Exhibit (4) to Post-Effective Amendment No. 21.)

          (5) (a) Investment Advisory Agreement dated April 2, 1991, between Registrant and First Bank National Association, as amended and supplemented through August 1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21.)

          (5) (b) Amendment No. 5 to Exhibit A to Investment Advisory Agreement. (Incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 24.)

          (5) (c) Sub-Advisory Agreement relating to International Fund between First Bank National Association and Marvin & Palmer Associates, Inc. (Incorporated by reference to Exhibit
                    (5)(b) to Post-Effective Amendment No. 21.)

          (6) (a) Distribution Agreement [Class A and Class C] dated February 10, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21.)

          (6) (b) Distribution and Service Agreement [Class B] dated August 1, 1994, as amended September 14, 1994 between Registrant and SEI Financial Services Company. (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

          (6) (c) Form of Dealer Agreement. (Incorporated by reference to Exhibit (6)(c) to Post-Effective Amendment No. 21.)

          (7)  Not applicable.

          (8) (a) Custodian Agreement dated September 20, 1993, between Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 18.)

          (8) (b) Compensation Agreement dated as of June 1, 1995, pursuant to Custodian Agreement. (Incorporated by reference to Exhibit
                    (8)(b) to Post-Effective Amendment No. 24.)

          (9) (a) Administration Agreement dated as of January 1, 1995 between Registrant and SEI Financial Management Corporation. (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23.)

          (9) (b) Transfer Agency Agreement dated as of March 31, 1994, between Registrant and Supervised Service Company, Inc. (Incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 21.)

          (9) (c) Assignment of Transfer Agency Agreement to DST Systems, Inc. (Incorporated by reference to Exhibit (9)(c) to Post-Effective Amendment No. 24.)

          (10) (a) Opinion and Consent of D'Ancona & Pflaum dated November 10, 1987. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21.)

          (10) (b) Opinion and Consent of Dorsey & Whitney. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 15.)

     *    (11) (a)  Consent of KPMG Peat Marwick LLP.

          (11) (b) Opinion and Consent of Dorsey & Whitney dated November 25, 1991. (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21.)

          (12) Not applicable.

          (13) Not applicable.

          (14) Individual Retirement Plan Materials. (Incorporated by reference to Exhibit (14) to Post-Effective Amendment No. 21.)

          (15) (a) Form of Distribution Plan [Class A]. (Incorporated by reference to Exhibit (15)(a) to Post-Effective Amendment No. 21.)

          (15) (b) Class B Distribution Plan. (Incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 21.)

          (15) (c) Service Plan [Class B]. (Incorporated by reference to Exhibit (15)(c)) to Post-Effective Amendment No. 21.)

          (16) Not applicable.

          (17) Not applicable.

          (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

          (19) Powers of Attorney of Directors Dayton, Eastman, Fish, Kedrowski, Strauss, Stringer and Veit. (Incorporated by reference to Exhibit
               (19) to Post-Effective Amendment No. 21.)


*     Filed herewith.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement No. 2-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania, on the 28th day of December, 1995.

                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST:  /s/ Stephen G. Meyer              By: /s/ David Lee
         Stephen G. Meyer                      David Lee, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

SIGNATURE                            TITLE                             DATE


/s/ Stephen G. Meyer           Controller (Principal                    **
Stephen G. Meyer               Financial and Accounting
                               Officer)

         *                     Director                                 **
Robert J. Dayton

         *                     Director                                 **
Welles B. Eastman

         *                     Director                                 **
Irving D. Fish

         *                     Director                                 **
Leonard W. Kedrowski

         *                     Director                                 **
Joseph D. Strauss

         *                     Director                                 **
Virginia L. Stringer

         *                     Director                                 **
Gae B. Veit


* By: /s/ David Lee
      David Lee
      Attorney in Fact

**   December 28, 1995.